American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
December 31, 2020

Short Duration Strategic Income - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 44.1%
Aerospace and Defense — 0.3%
Boeing Co. (The), 4.51%, 5/1/23	850,000	919,051
Airlines — 0.9%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	1,516,000	1,620,914
Southwest Airlines Co., 4.75%, 5/4/23	850,000	924,106
		2,545,020
Automobiles — 1.1%
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	1,500,000	1,528,290
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,000,000	1,025,310
General Motors Financial Co., Inc., 3.45%, 4/10/22	500,000	514,235
		3,067,835
Banks — 4.4%
Banco Continental SAECA, 2.75%, 12/10/25(1)	600,000	598,500
Banco do Brasil SA, 3.875%, 10/10/22	600,000	625,836
Banco do Brasil SA, MTN, 4.875%, 4/19/23	1,000,000	1,068,760
Banistmo SA, 3.65%, 9/19/22	1,000,000	1,028,260
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	586,000	598,893
Barclays plc, VRN, 3.93%, 5/7/25	1,000,000	1,094,346
BBVA Bancomer SA, 1.875%, 9/18/25(1)	500,000	505,625
BPCE SA, VRN, 1.65%, 10/6/26(1)	380,000	389,225
Citigroup, Inc., VRN, 3.11%, 4/8/26	490,000	536,005
FNB Corp., 2.20%, 2/24/23	510,000	519,959
Huntington Bancshares, Inc., 4.35%, 2/4/23	1,070,000	1,147,886
Lloyds Banking Group plc, 3.90%, 3/12/24	760,000	836,151
Lloyds Banking Group plc, VRN, 2.91%, 11/7/23	369,000	385,670
Natwest Group plc, 4.80%, 4/5/26	1,000,000	1,182,192
Natwest Group plc, VRN, 2.36%, 5/22/24	30,000	31,232
Santander UK Group Holdings plc, VRN, 1.53%, 8/21/26	400,000	406,396
Societe Generale SA, VRN, 1.49%, 12/14/26(1)	1,370,000	1,382,524
		12,337,460
Building Products — 0.4%
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	1,000,000	1,085,960
Capital Markets — 4.3%
Ares Capital Corp., 3.25%, 7/15/25	1,001,000	1,061,742
Credit Suisse Group AG, VRN, 3.00%, 12/14/23(1)	1,000,000	1,046,241
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(1)	500,000	526,325
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(1)	225,000	235,337
FS KKR Capital Corp., 3.40%, 1/15/26	2,000,000	1,988,960
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	1,640,000	1,675,873
Golub Capital BDC, Inc., 3.375%, 4/15/24	1,090,000	1,110,280
Morgan Stanley, VRN, 2.19%, 4/28/26	200,000	211,381
Owl Rock Capital Corp., 3.40%, 7/15/26	1,910,000	1,937,363
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	1,190,000	1,245,084
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	1,037,000	1,043,644
		12,082,230
Chemicals — 0.6%
CF Industries, Inc., 3.45%, 6/1/23	1,000,000	1,043,750
MEGlobal Canada ULC, 5.00%, 5/18/25(1)	525,000	592,027
		1,635,777

Communications Equipment — 0.5%
CommScope, Inc., 5.50%, 3/1/24(1)	550,000	567,801
CommScope, Inc., 8.25%, 3/1/27(1)	770,000	822,941
		1,390,742
Construction and Engineering — 0.5%
IHS Netherlands Holdco BV, 7.125%, 3/18/25	1,400,000	1,473,434
Consumer Finance — 2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 7/1/22	1,000,000	1,052,574
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.15%, 2/15/24	330,000	346,073
Capital One Bank USA N.A., 3.375%, 2/15/23	1,100,000	1,163,633
Navient Corp., 6.75%, 6/25/25	1,855,000	2,019,631
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	1,550,000	1,691,442
Synchrony Financial, 2.85%, 7/25/22	1,000,000	1,032,918
Synchrony Financial, 4.25%, 8/15/24	710,000	784,743
		8,091,014
Diversified Telecommunication Services — 0.9%
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	1,680,000	1,757,666
Telecom Italia SpA, 5.30%, 5/30/24(1)	800,000	871,220
		2,628,886
Electric Utilities — 0.1%
DPL, Inc., 4.125%, 7/1/25(1)	200,000	216,164
Entertainment — 0.6%
Netflix, Inc., 3.625%, 6/15/25(1)	1,420,000	1,523,113
Equity Real Estate Investment Trusts (REITs) — 4.0%
Equinix, Inc., 5.375%, 5/15/27	2,100,000	2,289,674
Federal Realty Investment Trust, 3.95%, 1/15/24	430,000	467,926
Host Hotels & Resorts LP, 3.875%, 4/1/24	1,575,000	1,666,157
Iron Mountain, Inc., 5.00%, 7/15/28(1)	1,250,000	1,329,537
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	2,083,000	2,219,489
Omega Healthcare Investors, Inc., 4.50%, 1/15/25	1,110,000	1,216,277
Retail Properties of America, Inc., 4.00%, 3/15/25	639,000	654,918
SBA Tower Trust, 1.88%, 7/15/50(1)	1,329,000	1,371,964
		11,215,942
Food and Staples Retailing — 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	1,100,000	1,128,600
Sysco Corp., 5.65%, 4/1/25	280,000	333,175
		1,461,775
Food Products — 0.4%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	1,000,000	1,045,000
Gas Utilities — 0.1%
East Ohio Gas Co. (The), 1.30%, 6/15/25(1)	260,000	265,144
Health Care Providers and Services — 1.0%
Centene Corp., 4.75%, 1/15/25	250,000	256,870
Molina Healthcare, Inc., 5.375%, 11/15/22	500,000	530,312
Tenet Healthcare Corp., 6.75%, 6/15/23	1,000,000	1,076,800
Universal Health Services, Inc., 5.00%, 6/1/26(1)	1,000,000	1,036,060
		2,900,042
Hotels, Restaurants and Leisure — 0.4%
International Game Technology plc, 6.25%, 2/15/22(1)	1,100,000	1,137,801
Independent Power and Renewable Electricity Producers — 0.2%
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	550,000	569,594
Insurance — 1.1%
Athene Global Funding, 2.80%, 5/26/23(1)	400,000	417,725
Athene Global Funding, 2.50%, 1/14/25(1)	1,499,000	1,570,869
Great-West Lifeco US Finance 2020 LP, 0.90%, 8/12/25(1)	315,000	316,529

Protective Life Global Funding, 1.17%, 7/15/25(1)	650,000	661,190
		2,966,313
Internet and Direct Marketing Retail — 0.2%
Meituan, 2.125%, 10/28/25(1)	500,000	508,454
Machinery — 0.2%
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	400,000	431,900
Media — 6.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	2,663,000	2,829,504
CSC Holdings LLC, 5.875%, 9/15/22	743,000	788,044
CSC Holdings LLC, 4.625%, 12/1/30(1)	1,135,000	1,186,228
DISH DBS Corp., 5.00%, 3/15/23	1,720,000	1,778,050
Lamar Media Corp., 3.75%, 2/15/28	1,255,000	1,292,117
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	1,505,000	1,552,769
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	1,857,000	1,975,802
TEGNA, Inc., 4.75%, 3/15/26(1)	750,000	801,787
TEGNA, Inc., 4.625%, 3/15/28(1)	798,000	817,451
ViacomCBS, Inc., 3.70%, 8/15/24	1,299,000	1,424,779
ViacomCBS, Inc., 4.75%, 5/15/25	280,000	325,139
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,250,000	1,301,250
WPP Finance 2010, 3.75%, 9/19/24	1,260,000	1,397,233
		17,470,153
Metals and Mining — 0.4%
HTA Group Ltd., 7.00%, 12/18/25(1)	1,025,000	1,108,948
Multi-Utilities — 0.9%
DTE Energy Co., 2.25%, 11/1/22	1,500,000	1,552,885
Sempra Energy, 2.875%, 10/1/22	825,000	858,979
		2,411,864
Oil, Gas and Consumable Fuels — 3.5%
Energy Transfer Operating LP, 4.25%, 3/15/23	1,423,000	1,513,488
Geopark Ltd., 6.50%, 9/21/24	1,000,000	1,040,000
Hess Corp., 3.50%, 7/15/24	668,000	703,325
HollyFrontier Corp., 2.625%, 10/1/23	750,000	766,956
MPLX LP, 3.50%, 12/1/22	400,000	420,275
Petroleos Mexicanos, 4.875%, 1/24/22	2,410,000	2,486,674
Saudi Arabian Oil Co., 1.25%, 11/24/23(1)	700,000	709,248
Saudi Arabian Oil Co., MTN, 2.75%, 4/16/22	900,000	924,976
Southwestern Energy Co., 4.10%, 3/15/22	700,000	705,961
Valero Energy Corp., 1.20%, 3/15/24	600,000	605,926
		9,876,829
Pharmaceuticals — 0.7%
Elanco Animal Health, Inc., 5.27%, 8/28/23	1,000,000	1,094,375
Royalty Pharma plc, 0.75%, 9/2/23(1)	940,000	945,048
		2,039,423
Road and Rail — 0.2%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	600,000	617,700
Semiconductors and Semiconductor Equipment — 0.8%
Broadcom, Inc., 3.15%, 11/15/25	650,000	710,017
Micron Technology, Inc., 4.64%, 2/6/24	1,000,000	1,114,045
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	389,000	405,046
		2,229,108
Technology Hardware, Storage and Peripherals — 1.5%
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)	1,138,000	1,258,989
EMC Corp., 3.375%, 6/1/23	1,490,000	1,565,170
Seagate HDD Cayman, 4.75%, 6/1/23	852,000	922,107

Seagate HDD Cayman, 4.875%, 3/1/24	444,000	483,252
		4,229,518
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 4.625%, 7/10/25	220,000	248,086
Thrifts and Mortgage Finance — 0.7%
Nationwide Building Society, 1.00%, 8/28/25(1)	1,035,000	1,040,692
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)	805,000	852,294
		1,892,986
Trading Companies and Distributors — 2.2%
Air Lease Corp., MTN, 2.875%, 1/15/26	1,335,000	1,413,600
Aircastle Ltd., 5.25%, 8/11/25(1)	2,681,000	2,955,134
BOC Aviation Ltd., 3.25%, 4/29/25(1)	1,550,000	1,643,791
		6,012,525
Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd., 3.375%, 7/24/24	600,000	624,950
Rumo Luxembourg Sarl, 7.375%, 2/9/24	950,000	987,060
		1,612,010
Wireless Telecommunication Services — 0.6%
Sprint Corp., 7.625%, 2/15/25	380,000	455,130
T-Mobile USA, Inc., 4.75%, 2/1/28	1,000,000	1,076,140
		1,531,270
TOTAL CORPORATE BONDS (Cost $119,785,940)		122,779,071
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.8%
Private Sponsor Collateralized Mortgage Obligations — 15.3%
Angel Oak Mortgage Trust, Series 2019-3, Class M1, VRN, 3.35%, 5/25/59(1)	1,092,000	1,091,614
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	822,054	833,969
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	757,354	752,587
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	18,582	18,617
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.04%, 11/25/34	58,266	57,562
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	10,785	11,037
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.50%, (1-month LIBOR plus 3.35%), 10/25/27(1)	575,759	578,303
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 3.75%, (1-month LIBOR plus 3.60%), 6/25/30(1)	1,700,000	1,701,062
Bunker Hill Loan Depositary Trust, Series 2019-2, Class M1, 3.67%, 7/25/49	2,200,000	2,254,638
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A2 SEQ, VRN, 2.60%, 2/25/55(1)	1,200,000	1,245,317
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.22%, 8/25/34	36,882	37,109
COLT Mortgage Loan Trust, Series 2020-2, Class A3 SEQ, VRN, 3.70%, 3/25/65(1)	1,000,000	1,044,989
COLT Mortgage Loan Trust, Series 2020-2, Class M1, VRN, 5.25%, 3/25/65(1)	1,200,000	1,282,512
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.80%, (1-month LIBOR plus 3.65%), 2/25/40(1)	950,000	961,965
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(1)	68,096	68,357
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(1)	323,683	329,398
Deephaven Residential Mortgage Trust, Series 2020-1, Class B1, VRN, 3.66%, 1/25/60(1)	1,375,000	1,381,039
Eagle RE Ltd., Series 2018-1, Class M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 11/25/28(1)	1,200,000	1,206,307
Eagle RE Ltd., Series 2020-2, Class M1B, VRN, 4.15%, (1-month LIBOR plus 4.00%), 10/25/30(1)	840,000	853,072
Ellington Financial Mortgage Trust, Series 2020-1, Class M1, VRN, 5.24%, 5/25/65(1)	1,000,000	1,068,664
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 3/25/47(1)	384,765	386,720
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.35%, 9/27/60(1)	801,876	805,923
Home RE Ltd., Series 2020-1, Class B1, VRN, 7.15%, (1-month LIBOR plus 7.00%), 10/25/30(1)	1,275,000	1,312,768
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3 SEQ, VRN, 3.03%, 11/25/59(1)	1,070,625	1,076,903
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.64%, 2/25/35	17,058	17,785
MFA Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.30%, 8/25/49(1)	717,649	723,240
MFA Trust, Series 2020-NQM3, Class M1, VRN, 2.65%, 1/26/65(1)	1,650,000	1,655,890
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class M1 SEQ, VRN, 3.89%, 5/24/60(1)	1,000,000	1,036,496

Oaktown Re V Ltd., Series 2020-2A, Class M2, VRN, 5.40%, (1-month LIBOR plus 5.25%), 10/25/30(1)	1,250,000	1,269,823
Residential Mortgage Loan Trust 2020-2, Series 2020-2, Class M1 SEQ, VRN, 3.57%, 5/25/60(1)	1,800,000	1,859,415
STACR Trust, Series 2018-HRP2, Class B1, VRN, 4.35%, (1-month LIBOR plus 4.20%), 2/25/47(1)	550,000	562,360
STACR Trust, Series 2018-HRP2, Class M3, VRN, 2.55%, (1-month LIBOR plus 2.40%), 2/25/47(1)	450,000	452,615
Traingle RE Ltd., Series 2020-1, Class M2, VRN, 5.75%, (1-month LIBOR plus 5.60%), 10/25/30(1)	670,000	677,052
Verus Securitization Trust, Series 2017-1A, Class B2, VRN, 5.89%, 1/25/47(1)	1,100,000	1,145,782
Verus Securitization Trust, Series 2018-3, Class A3 SEQ, VRN, 4.28%, 10/25/58(1)	1,032,956	1,036,855
Verus Securitization Trust, Series 2018-INV1, Class A3, VRN, 4.05%, 3/25/58(1)	577,007	581,415
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(1)	1,056,117	1,080,560
Verus Securitization Trust, Series 2019-4, Class M1, VRN, 3.21%, 11/25/59(1)	1,050,000	1,077,432
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, VRN, 2.72%, 1/25/60(1)	807,331	822,801
Verus Securitization Trust, Series 2020-2, Class A3 SEQ, VRN, 4.00%, 5/25/60(1)	950,000	978,159
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	1,150,000	1,200,285
Verus Securitization Trust, Series 2020-4, Class A3 SEQ, VRN, 2.32%, 5/25/65(1)	991,746	1,000,316
Verus Securitization Trust, Series 2020-INV1, Class A3 SEQ, VRN, 3.89%, 3/25/60(1)	1,400,000	1,478,144
Verus Securitization Trust, Series 2020-INV1, Class M1 SEQ, VRN, 5.50%, 3/25/60(1)	1,450,000	1,547,752
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	1,000,000	1,033,979
Vista Point Securitization Trust, Series 2020-2, Class M1 SEQ, VRN, 3.40%, 4/25/65(1)	1,000,000	1,013,431
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.01%, 4/25/36	38,615	36,263
		42,648,282
U.S. Government Agency Collateralized Mortgage Obligations — 6.5%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 11/25/23	1,265,672	1,262,986
FHLMC, Series 2014-DN2, Class M3, VRN, 3.75%, (1-month LIBOR plus 3.60%), 4/25/24	756,239	753,889
FHLMC, Series 2014-DN3, Class M3, VRN, 4.15%, (1-month LIBOR plus 4.00%), 8/25/24	106,959	109,530
FHLMC, Series 2014-DN4, Class M3, VRN, 4.70%, (1-month LIBOR plus 4.55%), 10/25/24	212,216	218,469
FHLMC, Series 2014-HQ2, Class M3, VRN, 3.90%, (1-month LIBOR plus 3.75%), 9/25/24	1,018,297	1,049,226
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.15%, (1-month LIBOR plus 5.00%), 12/25/28	462,945	485,778
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.05%, (1-month LIBOR plus 3.90%), 4/25/29	939,469	978,636
FHLMC, Series 2019-DNA1, Class B1, VRN, 4.80%, (1-month LIBOR plus 4.65%), 1/25/49(1)	700,000	724,788
FHLMC, Series 2019-DNA3, Class B1, VRN, 3.40%, (1-month LIBOR plus 3.25%), 7/25/49(1)	550,000	557,088
FHLMC, Series 2019-FTR2, Class M2, VRN, 2.30%, (1-month LIBOR plus 2.15%), 11/25/48(1)	550,573	547,499
FHLMC, Series 2020-DNA1, Class B1, VRN, 2.45%, (1-month LIBOR plus 2.30%), 1/25/50(1)	650,000	643,831
FHLMC, Series 2020-DNA3, Class B1, VRN, 5.25%, (1-month LIBOR plus 5.10%), 6/25/50(1)	1,300,000	1,362,008
FHLMC, Series 2020-DNA4, Class M2, VRN, 3.90%, (1-month LIBOR plus 3.75%), 8/25/50(1)	190,000	193,632
FHLMC, Series 2020-DNA5, Class B1, VRN, 4.88%, (SOFR plus 4.80%), 10/25/50(1)	840,000	881,198
FHLMC, Series 2020-DNA6, Class B1, VRN, 3.08%, (SOFR plus 3.00%), 12/25/50(1)	1,000,000	1,009,931
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.75%, (1-month LIBOR plus 3.60%), 7/25/50(1)	255,000	258,040
FHLMC, Series 2020-HQA4, Class M2, VRN, 3.30%, (1-month LIBOR plus 3.15%), 9/25/50(1)	500,000	507,211
FNMA, Series 2014-C01, Class M2, VRN, 4.55%, (1-month LIBOR plus 4.40%), 1/25/24	697,103	705,179
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	1,224,577	1,197,371
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	533,490	530,791
FNMA, Series 2014-C03, Class 1M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 7/25/24	1,375,126	1,339,887
FNMA, Series 2014-C03, Class 2M2, VRN, 3.05%, (1-month LIBOR plus 2.90%), 7/25/24	265,949	267,471
FNMA, Series 2014-C04, Class 1M2, VRN, 5.05%, (1-month LIBOR plus 4.90%), 11/25/24	193,053	198,833
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	2,566,225	442,617
FNMA, Series 2016-C03, Class 2M2, VRN, 6.05%, (1-month LIBOR plus 5.90%), 10/25/28	22,980	24,234
FNMA, Series 2016-C04, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 1/25/29	917,648	958,845
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	1,927,009	426,630
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	2,452,790	340,058
		17,975,656
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,420,934)		60,623,938
U.S. TREASURY SECURITIES — 8.1%
U.S. Treasury Notes, 0.125%, 12/15/23	9,000,000	8,989,102

U.S. Treasury Notes, 2.50%, 1/31/21	400,000	400,695
U.S. Treasury Notes, 0.50%, 3/15/23	3,800,000	3,831,320
U.S. Treasury Notes, 0.25%, 4/15/23(2)	1,000,000	1,002,578
U.S. Treasury Notes, 0.125%, 5/15/23	500,000	499,883
U.S. Treasury Notes, 0.25%, 6/15/23	2,000,000	2,005,234
U.S. Treasury Notes, 0.125%, 10/15/23	6,000,000	5,995,781
TOTAL U.S. TREASURY SECURITIES (Cost $22,700,090)		22,724,593
COLLATERALIZED LOAN OBLIGATIONS — 7.2%
Aimco CLO 12 Ltd., Series 2020-12A, Class C, VRN, 2.39%, (3-month LIBOR plus 2.15%), 1/17/32(1)(3)	2,700,000	2,700,000
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class B1, VRN, 3.12%, (3-month LIBOR plus 2.90%), 1/20/32(1)	1,000,000	1,009,354
Apidos CLO XXXIV, Series 2020-34A, Class C, VRN, 2.54%, (3-month LIBOR plus 2.30%), 1/20/33(1)	1,775,000	1,786,313
Ares LVI CLO Ltd., Series 2020-56A, Class D1, VRN, 3.96%, (3-month LIBOR plus 3.75%), 10/25/31(1)	750,000	758,233
Ares XLIII CLO Ltd., Series 2017-43A, Class B, VRN, 1.99%, (3-month LIBOR plus 1.75%), 10/15/29(1)	1,600,000	1,603,729
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.62%, (3-month LIBOR plus 1.40%), 4/17/31(1)	1,000,000	991,765
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.39%, (3-month LIBOR plus 3.15%), 4/15/33(1)	650,000	642,014
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class B1, VRN, 2.12%, (3-month LIBOR plus 1.90%), 1/20/33(1)	1,250,000	1,261,344
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 2.09%, (3-month LIBOR plus 1.85%), 1/15/33(1)	650,000	657,683
Magnetite XXIV Ltd., Series 2019-24A, Class C, VRN, 2.79%, (3-month LIBOR plus 2.55%), 1/15/33(1)	325,000	326,279
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class A1, VRN, 2.07%, (3-month LIBOR plus 1.85%), 4/20/31(1)	550,000	553,759
OHA Credit Funding 7 Ltd., Series 2020-7A, Class D, VRN, 3.875%, (3-month LIBOR plus 3.65%), 10/19/32(1)	750,000	754,517
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.69%, (3-month LIBOR plus 2.45%), 10/15/32(1)	1,500,000	1,508,795
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(1)	700,000	702,259
Silver Creek CLO Ltd., Series 2014-1A, Class DR, VRN, 3.57%, (3-month LIBOR plus 3.35%), 7/20/30(1)	750,000	739,810
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 2.04%, (3-month LIBOR plus 1.80%), 1/15/30(1)	2,970,000	2,900,032
VOYA CLO, Series 2017-2A, Class A2A, VRN, 1.95%, (3-month LIBOR plus 1.71%), 6/7/30(1)	1,100,000	1,099,996
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $19,870,074)		19,995,882
ASSET-BACKED SECURITIES — 6.2%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	150,763	154,335
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	402,429	418,108
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 9/17/25(1)	1,225,000	1,243,470
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	1,500,000	1,502,022
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)	488,387	497,489
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 0.80%, (1-month LIBOR plus 0.65%), 4/10/31(1)	47,712	47,711
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	755,871	773,803
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	449,730	472,331
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(1)	646,682	664,526
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	931,999	950,261
MVW LLC, Series 2020-1A, Class A SEQ, 1.74%, 10/20/37(1)	1,089,611	1,116,647
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	129,070	133,770
Progress Residential Trust, Series 2017-SFR1, Class E, 4.26%, 8/17/34(1)	1,300,000	1,323,114
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	477,000	478,915
Progress Residential Trust, Series 2018-SFR1, Class D, 3.88%, 3/17/35(1)	700,000	702,194
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	400,000	408,656
Progress Residential Trust, Series 2019-SFR2, Class B, 3.45%, 5/17/36(1)	900,000	929,844
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(1)	1,750,000	1,785,769
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	87,889	90,781
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(1)	210,436	218,517
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class B, 3.42%, 1/20/36(1)	336,698	347,553
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	495,950	495,477
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	343,500	338,602
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)	400,000	406,711

VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	214,735	219,578
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	44,737	45,190
VSE VOI Mortgage LLC, Series 2018-A, Class A SEQ, 3.56%, 2/20/36(1)	1,326,713	1,395,243
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	55,280	57,773
TOTAL ASSET-BACKED SECURITIES (Cost $16,891,051)		17,218,390
EXCHANGE-TRADED FUNDS — 4.4%
iShares Preferred & Income Securities ETF	215,036	8,281,036
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	152,528	4,110,630
TOTAL EXCHANGE-TRADED FUNDS (Cost $12,057,583)		12,391,666
PREFERRED STOCKS — 3.2%
Banks — 1.0%
Citigroup, Inc., 4.32%	1,000,000	997,500
Huntington Bancshares, Inc., 5.70%	640,000	644,800
JPMorgan Chase & Co., 4.60%	1,000,000	1,033,750
		2,676,050
Capital Markets — 1.3%
Charles Schwab Corp. (The), 4.00%	900,000	951,750
Goldman Sachs Group, Inc. (The), 4.13%	1,340,000	1,340,643
Morgan Stanley, 3.85%	1,370,000	1,360,173
		3,652,566
Diversified Financial Services — 0.4%
Equitable Holdings, Inc., 4.95%	1,100,000	1,172,875
Multi-Utilities — 0.3%
Sempra Energy, 4.875%	850,000	910,563
Oil, Gas and Consumable Fuels — 0.2%
BP Capital Markets plc, 4.375%	600,000	643,530
TOTAL PREFERRED STOCKS (Cost $8,609,968)		9,055,584
BANK LOAN OBLIGATIONS(4) — 2.7%
Food Products — 0.3%
United Natural Foods, Inc., Term Loan B, 4.40%, (1-month LIBOR plus 4.25%), 10/22/25	895,062	891,329
Health Care Equipment and Supplies — 0.3%
Avantor Funding, Inc., USD Term Loan B3, 3.25%, (1-month LIBOR plus 2.25%), 11/21/24	811,371	813,570
Health Care Providers and Services — 1.3%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 2.65%, (1-month LIBOR plus 2.50%), 2/16/23	1,184,852	1,183,377
Jaguar Holding Company II, 2018 Term Loan, 3.50%, (1-month LIBOR plus 2.50%), 8/18/22	2,387,368	2,389,314
		3,572,691
Pharmaceuticals — 0.4%
Bausch Health Companies Inc., 2018 Term Loan B, 3.15%, (1-month LIBOR plus 3.00%), 6/2/25	970,705	968,434
Technology Hardware, Storage and Peripherals — 0.4%
Dell International LLC, 2019 Term Loan B, 2.75%, (1-month LIBOR plus 2.00%), 9/19/25	1,197,747	1,199,993
TOTAL BANK LOAN OBLIGATIONS (Cost $7,393,735)		7,446,017
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.9%
Egypt — 0.4%
Egypt Government International Bond, 6.125%, 1/31/22	1,000,000	1,045,677
Oman — 0.5%
Oman Government International Bond, 3.625%, 6/15/21	550,000	551,632
Oman Government International Bond, 4.125%, 1/17/23	800,000	808,616
		1,360,248
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,329,353)		2,405,925

TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $1,924,473), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $1,885,231)		1,885,218
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 5/15/50, valued at $2,404,178), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $2,357,016)		2,357,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	95,200	95,200
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,337,418)		4,337,418
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $273,396,146)		278,978,484
OTHER ASSETS AND LIABILITIES — (0.1)%		(340,128)
TOTAL NET ASSETS — 100.0%		$278,638,356

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	141	March 2021	$31,157,695	$25,464
U.S. Treasury 5-Year Notes	37	March 2021	4,668,071	3,847
			$35,825,766	$29,311
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $135,196,670, which represented 48.5% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $99,294.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	122,779,071	—
Collateralized Mortgage Obligations	—	60,623,938	—
U.S. Treasury Securities	—	22,724,593	—
Collateralized Loan Obligations	—	19,995,882	—
Asset-Backed Securities	—	17,218,390	—
Exchange-Traded Funds	12,391,666	—	—
Preferred Stocks	—	9,055,584	—
Bank Loan Obligations	—	7,446,017	—
Sovereign Governments and Agencies	—	2,405,925	—
Temporary Cash Investments	95,200	4,242,218	—
	12,486,866	266,491,618	—
Other Financial Instruments
Futures Contracts	29,311	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.